Cash and cash equivalents and short-term deposits	12 Months Ended
Dec. 31, 2021
Disclosure of Cash and Cash Equivalents and Short-Term Deposits Explanatory [Abstract]
Cash and cash equivalents and short-term deposits
4.	Cash and cash equivalents and short-term deposits

($000s)	December 31, 2021	December 31, 2020
Cash and cash equivalents	11,523	17,528
Short-term deposits	29,243	19,905
	40,766	37,433

All of the cash and cash equivalents are held in a Canadian Schedule I bank. Short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity.